Expense Example	Jul. 27, 2026 USD ($)
T. Rowe Price Target 2005 Fund-Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
T. Rowe Price Target 2005 Fund-I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	381
T. Rowe Price Target 2005 Fund-Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
T. Rowe Price Target 2010 Fund-Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
T. Rowe Price Target 2010 Fund-I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	381
T. Rowe Price Target 2010 Fund-Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
T. Rowe Price Target 2015 Fund-Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
T. Rowe Price Target 2015 Fund-I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	381
T. Rowe Price Target 2015 Fund-Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
T. Rowe Price Target 2020 Fund-Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	150
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	573
T. Rowe Price Target 2020 Fund-I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	102
Expense Example, with Redemption, 5 Years	175
Expense Example, with Redemption, 10 Years	387
T. Rowe Price Target 2020 Fund-Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	229
Expense Example, with Redemption, 5 Years	396
Expense Example, with Redemption, 10 Years	876
T. Rowe Price Target 2025 Fund-Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	159
Expense Example, with Redemption, 5 Years	272
Expense Example, with Redemption, 10 Years	594
T. Rowe Price Target 2025 Fund-I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	108
Expense Example, with Redemption, 5 Years	186
Expense Example, with Redemption, 10 Years	405
T. Rowe Price Target 2025 Fund-Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	238
Expense Example, with Redemption, 5 Years	409
Expense Example, with Redemption, 10 Years	897
T. Rowe Price Target 2030 Fund-Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	165
Expense Example, with Redemption, 5 Years	286
Expense Example, with Redemption, 10 Years	625
T. Rowe Price Target 2030 Fund-I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	114
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	430
T. Rowe Price Target 2030 Fund-Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	245
Expense Example, with Redemption, 5 Years	423
Expense Example, with Redemption, 10 Years	927
T. Rowe Price Target 2035 Fund-Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	175
Expense Example, with Redemption, 5 Years	300
Expense Example, with Redemption, 10 Years	655
T. Rowe Price Target 2035 Fund-I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	121
Expense Example, with Redemption, 5 Years	208
Expense Example, with Redemption, 10 Years	455
T. Rowe Price Target 2035 Fund-Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	254
Expense Example, with Redemption, 5 Years	437
Expense Example, with Redemption, 10 Years	956
T. Rowe Price Target 2040 Fund-Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	181
Expense Example, with Redemption, 5 Years	313
Expense Example, with Redemption, 10 Years	686
T. Rowe Price Target 2040 Fund-I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	127
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	480
T. Rowe Price Target 2040 Fund-Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	261
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	986
T. Rowe Price Target 2045 Fund-Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	188
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	713
T. Rowe Price Target 2045 Fund-I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	134
Expense Example, with Redemption, 5 Years	230
Expense Example, with Redemption, 10 Years	505
T. Rowe Price Target 2045 Fund-Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	267
Expense Example, with Redemption, 5 Years	461
Expense Example, with Redemption, 10 Years	1,013
T. Rowe Price Target 2050 Fund-Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	336
Expense Example, with Redemption, 10 Years	738
T. Rowe Price Target 2050 Fund-I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	240
Expense Example, with Redemption, 10 Years	528
T. Rowe Price Target 2050 Fund-Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	473
Expense Example, with Redemption, 10 Years	1,038
T. Rowe Price Target 2055 Fund-Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	344
Expense Example, with Redemption, 10 Years	761
T. Rowe Price Target 2055 Fund-I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	245
Expense Example, with Redemption, 10 Years	544
T. Rowe Price Target 2055 Fund-Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	481
Expense Example, with Redemption, 10 Years	1,060
T. Rowe Price Target 2060 Fund-Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	350
Expense Example, with Redemption, 10 Years	776
T. Rowe Price Target 2060 Fund-I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	251
Expense Example, with Redemption, 10 Years	557
T. Rowe Price Target 2060 Fund-Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	486
Expense Example, with Redemption, 10 Years	1,075
T. Rowe Price Target 2065 Fund-Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	355
Expense Example, with Redemption, 10 Years	788
T. Rowe Price Target 2065 Fund-I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	256
Expense Example, with Redemption, 10 Years	569
T. Rowe Price Target 2065 Fund-Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	492
Expense Example, with Redemption, 10 Years	1,086
T. Rowe Price Target 2070 Fund-Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
T. Rowe Price Target 2070 Fund-I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	579
T. Rowe Price Target 2070 Fund-Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	$ 1,096